2021 Acquisition (Tables)	12 Months Ended
Dec. 31, 2022
Auscript
Disclosure of detailed information about business combination [line items]
Schedule of total consideration for the acquisitions and the purchase price allocation

	Previously
	Reported at		Restated at
	December 31,		December 31,
	2021	Adjustment	2021
Consideration
Cash (i)	$7,496,856	$298,927	$7,795,783
Contingent consideration	150,000	—	150,000
Total consideration	$7,646,856	$298,927	$7,945,783

Identifiable assets acquired and liabilities assumed
Trade and other receivables, net of allowance for doubtful accounts	2,124,687	—	2,124,687
Prepaid expenses and deposits	168,009	—	168,009
Property and equipment	283,394	—	283,394
Right-of-use assets	912,910	—	912,910
Trade and other payable and accrued liabilities	(1,886,414)	—	(1,886,414)
Current portion of contract liabilities	(44,313)	—	(44,313)
Lease obligations	(911,101)	—	(911,101)
Deferred tax liability	(852,557)	(25,374)	(877,931)
Customer relationships	2,552,075	152,940	2,705,015
Non-compete	57,030	—	57,030
Brand	734,256	13,904	748,160
Goodwill	$4,508,880	$157,457	$4,666,337

(i)	Cash consideration was recorded in Trade and other payables and accrued liabilities as at December 31, 2021 and was paid on August 5, 2022.